Convertible Note Derivative - Schedule of Assumptions used in Valuation Model with Change in Volatility and Debt Rate (Details) - Convertible Note Derivative [Member]	Sep. 30, 2022	Aug. 26, 2022
Risk-free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	4.1	3.2
Volatility [Member]
Derivative [Line Items]
Derivative liability, measurement input	40	40
Debt Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	18.6	17.3